Other Income, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schdule Of Other Income and Expenses Disclosure [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 470